Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 172,588,698	$ 212,388,959
Other current assets, net		2,939,668	257,500
Due from subsidiaries		158,603,618	114,912,019
Total current assets		334,131,984	327,558,478
Total assets		334,131,984	327,558,478
Current liabilities:
Deficit of investments in subsidiaries		53,878,530	8,626,897
Due to subsidiaries		409,607
Total current liabilities		54,288,137	8,626,897
Total liabilities		54,288,137	8,626,897
Shareholders’ equity:
Additional paid-in capital		397,467,795	397,620,927
Accumulated deficit		(103,761,016)	(66,988,873)
Accumulated other comprehensive loss		(13,887,088)	(11,724,531)
Total Ebang International Holdings Inc. shareholders’ equity		279,843,847	318,931,581
Total liabilities and equity		334,131,984	327,558,478
Common Class A [Member]
Shareholders’ equity:
Ordinary share value	[1],[2]	18,178	18,080
Common Class B [Member]
Shareholders’ equity:
Ordinary share value	[2]	$ 5,978	$ 5,978

[1]	As of December 31, 2023 and 2022, 263,322 and 24,167 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.